Summary Of Accounting Policies (Policies)	6 Months Ended
Sep. 30, 2012
Description of business

Description of business—

Nomura Holdings, Inc. (the “Company”) and its broker-dealer, banking and other financial services subsidiaries provide investment, financing and related services to individual, institutional and government clients on a global basis. The Company and other entities in which it has a controlling financial interest are collectively referred to as “Nomura” within these interim consolidated financial statements.

Nomura operates its business through various divisions based upon the nature of specific products and services, its main client base and its management structure. Nomura reports operating results through three business segments: Retail, Asset Management and Wholesale.

In its Retail segment, Nomura provides investment consultation services mainly to individual clients in Japan. In its Asset Management segment, Nomura develops and manages investment trusts, and provides investment advisory services. In its Wholesale segment, Nomura is engaged in the sales and trading of debt and equity securities and currencies on a global basis to various institutions, provides investment banking services such as the underwriting of bonds and equities as well as mergers and acquisitions and financial advice and invests in private equity businesses and seeks to maximize returns on the investments by increasing the corporate value of investee companies.

The accounting and financial reporting policies of Nomura conform to U.S. generally accepted accounting principles (“U.S. GAAP”) as applicable to broker dealers. A summary of the significant accounting policies applied by Nomura within these interim consolidated financial statements is provided within in the notes to the consolidated financial statements of Nomura’s annual report on Form 20-F for the year ended March 31, 2012 as filed on June 27, 2012.

New accounting pronouncements recently adopted

New accounting pronouncements recently adopted—

No new accounting pronouncements relevant to Nomura were adopted during the three months ended September 30, 2012.

The following new accounting pronouncements relevant to Nomura have been adopted during the three months ended June 30, 2012:

Goodwill impairment testing

In September 2011, the Financial Accounting Standards Board (“FASB”) issued amendments to Accounting Standard Codification™ (“ASC”) 350 “Intangibles—Goodwill and Other” (“ASC 350”) through issuance of Accounting Standard Update (“ASU”) 2011-08 “Testing Goodwill for Impairment” (“ASU 2011-08”). These amendments simplify goodwill impairment testing by permitting an entity to initially assess qualitatively whether it is necessary to perform the current quantitative two-step goodwill impairment test required by ASC 350. If an entity determines that it is not more-likely-than-not (i.e. greater than 50%) that a reporting unit’s fair value is less than its carrying amount, the quantitative test is not required.

ASU 2011-08 is effective prospectively for goodwill impairment tests performed in fiscal years beginning after December 15, 2011 with early adoption permitted.

Nomura adopted ASU 2011-08 from April 1, 2012. Because the amendments only simplify when a quantitative test is required rather than change the quantitative test itself, these amendments did not have a material impact on these interim consolidated financial statements.

Presentation of comprehensive income

In June 2011, the FASB issued amendments to ASC 220 “Comprehensive Income” (“ASC 220”) through issuance of ASU 2011-05 “Presentation of Comprehensive Income” (“ASU 2011-05”). These amendments revise the manner in which entities present comprehensive income in their financial statements. The amendments remove certain presentation options in ASC 220 and require entities to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements.

ASU 2011-05 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 with early adoption permitted.

In December 2011, the FASB issued ASU 2011-12 “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05” (“ASU 2011-12”) which deferred certain aspects of ASU 2011-05.

Nomura adopted ASU 2011-05 from April 1, 2012 excluding those aspects that are deferred by ASU 2011-12. Because these amendments only change how comprehensive income is presented within these interim consolidated financial statements rather than changing whether an item must be reported in other comprehensive income or when an item of other comprehensive income is reclassified to earnings, these amendments did not have a material impact on these interim consolidated financial statements.

Future accounting developments

Future accounting developments—

The following new accounting pronouncements relevant to Nomura will be adopted in future periods:

Testing indefinite-lived intangible assets for impairment

In July 2012, the FASB issued ASU 2012-02 “Testing Indefinite-Lived Intangible Assets for Impairment” (“ASU 2012-02”). These amendments simplify indefinite-lived intangible assets impairment testing by permitting an entity to initially assess qualitatively whether it is necessary to perform the current quantitative impairment test required by ASC 350. If an entity determines that it is not more-likely-than-not (i.e. greater than 50%) that an indefinite-lived intangible asset fair value is less than its carrying amount, the quantitative test is not required.

ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted.

Nomura plans to adopt ASU 2012-02 from April 1, 2013. Because the amendments only simplify when a quantitative test is required rather than change the quantitative test itself, it is not expected to have a material impact on these interim consolidated financial statements.

Disclosures about offsetting assets and liabilities

In December 2011, the FASB issued amendments to ASC 210-20 “Balance Sheet—Offsetting” (“ASC 210-20”) through issuance of ASU 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These amendments require an entity to disclose information about rights of offset and related arrangements to enable users of its financial statements to understand the effect or potential effect of those arrangements on its financial position.

ASU 2011-11 is effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013 with required disclosures made retrospectively for all comparative periods presented.

Nomura will adopt ASU 2011-11 from April 1, 2013. Because these amendments only require enhanced disclosures rather than change the guidance around when assets and liabilities can be offset, they are not expected to have a material impact on these interim consolidated financial statements.